Income from Investments (Tables)	12 Months Ended
Jun. 30, 2022
Income From Investments [Abstract]
Schedule of income from investments
	Years Ended June 30,
	2022	2021
Fair value change on equity investments	$19,517	$455,597
Fair value change on bonds	48,484	(318,915)
Dividend income	-	110,293
Interest income	152,111	148,568
Income from investments	$220,112	$395,543